Derivatives and Hedging Activities (Offsetting Derivatives) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Amounts of Recognized Assets	$ 13	$ 392
Gross Amounts of Recognized (Liabilities)	(38,389)	(5,305)
Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Net Amounts of Assets presented in the Consolidated Balance Sheet	13	392
Net Amounts of Assets presented in the Consolidated Balance Sheet	(38,389)	(5,305)
Gross Amounts Not Offset in Consolidated Balance Sheet, Financial Instruments	0	0
Gross Amounts Not Offset in Consolidated Balance Sheet, Cash Collateral Received	0	0
Net Amount	13	392
Net Amount	$ (38,389)	$ (5,305)